INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Deferred tax assets:
Advertising expenses and prepaid rental	$ 270,597	$ 207,251
Property and equipment	7,395	2,922
Impairment loss on long-term investments	55,656	45,473
Others	88,835	79,988
Tax losses carry-forward	151,414	180,641
Less: valuation allowance	(570,727)	(512,788)
Deferred tax assets, net	3,170	3,487
Deferred tax liabilities:
Intangible assets	444	67
Fair value change from long-term investments	62,535	1,005
Others	5,002	2,402
Deferred tax liabilities	$ 67,981	$ 3,474